Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tax-Managed Multi-Cap Growth Portfolio
Entity Central Index Key	0001116071
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014303
Shareholder Report [Line Items]
Fund Name	Tax-Managed Multi-Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Managed Multi-Cap Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Multi-Cap Growth Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Multi-Cap Growth Portfolio	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72% [1]
AssetsNet	$ 300,223,358
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$300,223,358
# of Portfolio Holdings	47
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.1%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.3%
Health Care	6.8%
Industrials	8.2%
Consumer Discretionary	14.3%
Communication Services	16.8%
Information Technology	45.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.8%
Amazon.com, Inc.	9.8%
Microsoft Corp.	9.4%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.2%
Alphabet, Inc., Class C	5.2%
Monolithic Power Systems, Inc.	4.8%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.5%
Visa, Inc., Class A	3.4%
Total	68.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized